Other Operating Income	12 Months Ended
Dec. 31, 2024
Other Operating Income [Abstract]
Other operating income
14.	Other operating income
The amount of $1,900,000 included within “Other operating income” in the consolidated statement of comprehensive income relates to collection of a claim in connection with repairs undertaken in prior
years.